Nature of Operations - Additional Information (Detail) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Nature of operations [abstract]
Accumulated deficit	$ (389,867)	$ (332,980)
Working capital	$ 127,621